Fees Summary	Jul. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 64,092,839.58
Previously Paid Amount	0.00
Total Fee Amount	8,851.22
Total Offset Amount	0.00
Net Fee	$ 8,851.22
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false